Document and Entity Information	Oct. 21, 2026
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	Spark I Acquisition Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001884046
Amendment Flag	false